Other assets and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement
Value added tax receivables	€ 475	€ 742
Current value added tax receivables	315	557
Gas volume prepayments, current	53
Gas volume prepayments, non-current	651
Gas volume prepayments		174
Non-current receivables for investing activities	11	11
Excise duties and consumer taxes	516	628
Current value added tax payables	212	311
Liabilities for prepaid revenues and income	323	420
Value of gas not withdrawn by customers due to triggering of take-or-pay clause		148
Cautionary deposits	261	265
within 1 year
Statement
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	65
Over 12 months
Statement
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	372
Gas and electricity
Statement
Cautionary deposits	228	231
Engie SA
Statement
Current advances received	62	64
Non-current advances received	393	455
Egyptian state-owned partners
Statement
Current advances received	546	1,228
Exploration & Production
Statement
Underlifting positions	338	323
Overlifting imbalances	€ 559	€ 917